Bank Indebtedness - Summary of Company's Senior Credit Facility (Detail) - Senior Secured Notes [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 30, 2019	Mar. 31, 2018 [1]
Line of Credit Facility [Line Items]
Maximum borrowing outstanding during the year	$ 55,596	$ 60,710
Average outstanding balance during the year	$ 44,772	$ 45,588
Weighted average interest rate for the year	3.90%	3.30%
Effective interest rate at year-end	4.20%	3.40%

[1]	Recast (refer to note 1)